SEGMENT AND GEOGRAPHIC INFORMATION - Summary of Revenue (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Total license and other revenue	[1]	$ 84.1	$ 144.7	$ 35.3
Total collaboration revenue		944.8	482.6	249.8
Total revenue		1,028.9	627.3	285.1
United States of America
Disclosure Of Operating Segments [Line Items]
Total license and other revenue		57.5	144.4	35.1
Total collaboration revenue		746.1	434.7	234.7
China
Disclosure Of Operating Segments [Line Items]
Total license and other revenue		26.6	0.3	0.2
Outside the United States of America
Disclosure Of Operating Segments [Line Items]
Total collaboration revenue		$ 198.7	$ 47.9	$ 15.1

[1]	Certain prior year amounts included within other revenue have been combined into the license and other revenue line for comparative purposes.